Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$ 730,253	$ (1,151,249)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(1,590,620)	(376,807)
Purchase of intangible assets	(30,910)	(15,826)
Disposal of property and equipment		6,635
Purchase of long-term investments	(190,608)	(104,346)
Disposal of short-term investments		60,994
Net cash used in investing activities	(1,812,138)	(429,350)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowings	36,948,625	38,484,913
Repurchase of ordinary shares	(35,782,448)	(36,213,304)
Payments for Repurchase of Common Stock	(69,861)
Repurchase of subsidiary shares from dissenting shareholders		(38,754)
Acquisition of non-controlling interests	(247,409)
Net cash provided by financing activities	848,907	2,232,855
Effect of foreign exchange rate on cash, cash equivalents and restricted cash	(459,198)	2,229,555
Net (decrease) increase in cash, cash equivalents and restricted cash	(692,176)	2,881,811
Cash, cash equivalents and restricted cash at the beginning of period	7,338,665	5,302,199
Cash, cash equivalents and restricted cash at the end of period	6,646,489	8,184,010
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest expenses paid	530,683	479,191
Income taxes paid	624,613	291,726
Right of use assets obtained in exchange for operating lease obligations	$ 2,682,271	$ 698,921